JPMorgan High Yield Fund
Schedule of Portfolio Investments as of November 30, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY.  IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 84.2%
Aerospace & Defense — 0.8%
Bombardier, Inc. (Canada)
7.50%, 3/15/2025 (a)	538	538
7.88%, 4/15/2027 (a)	12,906	12,915
8.75%, 11/15/2030 (a)	2,532	2,592
BWX Technologies, Inc.
4.13%, 6/30/2028 (a)	5,876	5,311
4.13%, 4/15/2029 (a)	8,074	7,277
Spirit AeroSystems, Inc. 9.38%, 11/30/2029 (a)	4,569	4,940
Triumph Group, Inc. 9.00%, 3/15/2028 (a)	3,036	3,117
Wesco Aircraft Holdings, Inc.
8.50%, 11/15/2024 (a) (b)	3,987	140
9.00%, 11/15/2026 (a) (b)	17,835	1,694
13.13%, 11/15/2027 (a) (b)	4,215	126
		38,650
Automobile Components — 4.3%
Adient Global Holdings Ltd.
4.88%, 8/15/2026 (a)	11,407	10,982
7.00%, 4/15/2028 (a)	6,551	6,656
8.25%, 4/15/2031 (a)	7,863	7,995
Allison Transmission, Inc.
5.88%, 6/1/2029 (a)	17,039	16,492
3.75%, 1/30/2031 (a)	660	551
American Axle & Manufacturing, Inc.
6.25%, 3/15/2026	2,343	2,312
6.50%, 4/1/2027	8,150	7,862
6.88%, 7/1/2028	10,181	9,368
5.00%, 10/1/2029	6,600	5,462
Clarios Global LP
6.75%, 5/15/2025 (a)	17,398	17,441
6.25%, 5/15/2026 (a)	424	422
8.50%, 5/15/2027 (a)	15,150	15,241
6.75%, 5/15/2028 (a)	5,436	5,485
Cooper-Standard Automotive, Inc.
13.50% (Blend (Cash 9.00% + PIK 4.50%)), 3/31/2027 (a) (c)	53,067	55,679
10.63% (PIK), 5/15/2027 (a) (c)	31,666	21,855
Dana, Inc.
5.38%, 11/15/2027	7,835	7,437
5.63%, 6/15/2028	668	637
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (a)	10,268	8,758
Goodyear Tire & Rubber Co. (The)
5.00%, 7/15/2029	3,021	2,756
5.25%, 4/30/2031	3,059	2,687
5.25%, 7/15/2031	4,375	3,795
		209,873
Automobiles — 0.2%
PM General Purchaser LLC 9.50%, 10/1/2028 (a)	9,101	8,916

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — 0.6%
Bank of America Corp. Series AA, (3-MONTH CME TERM SOFR + 4.16%), 6.10%, 3/17/2025 (d) (e) (f)	12,177	12,034
Barclays plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.67%), 8.00%, 6/15/2024 (d) (e) (f) (g)	5,787	5,692
Citigroup, Inc.
Series P, (3-MONTH CME TERM SOFR + 4.17%), 5.95%, 5/15/2025 (d) (e) (f)	2,725	2,632
Series T, (3-MONTH CME TERM SOFR + 4.78%), 6.25%, 8/15/2026 (d) (e) (f)	9,565	9,289
		29,647
Beverages — 0.2%
Triton Water Holdings, Inc. 6.25%, 4/1/2029 (a)	9,903	8,479
Biotechnology — 0.2%
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	7,800	3,071
Grifols SA (Spain) 4.75%, 10/15/2028 (a)	8,095	7,151
		10,222
Broadline Retail — 0.6%
Macy's Retail Holdings LLC 5.88%, 3/15/2030 (a)	172	156
NMG Holding Co., Inc. 7.13%, 4/1/2026 (a)	20,080	18,810
Nordstrom, Inc. 4.38%, 4/1/2030	221	184
Shutterfly Finance LLC
8.50% (Blend (Cash 4.25% + PIK 4.25%)), 10/1/2027 (a) (c)	13,662	9,008
9.75%, 10/1/2027 (a)	2,389	2,365
		30,523
Building Products — 2.0%
Builders FirstSource, Inc.
4.25%, 2/1/2032 (a)	8,869	7,608
6.38%, 6/15/2032 (a)	6,137	6,038
Emerald Debt Merger Sub LLC 6.63%, 12/15/2030 (a)	17,350	17,307
Griffon Corp. 5.75%, 3/1/2028	14,980	14,158
JELD-WEN, Inc. 4.88%, 12/15/2027 (a)	16,106	14,856
Masonite International Corp. 5.38%, 2/1/2028 (a)	2,179	2,070
MIWD Holdco II LLC 5.50%, 2/1/2030 (a)	5,642	4,780
PGT Innovations, Inc. 4.38%, 10/1/2029 (a)	3,908	3,698
Standard Industries, Inc.
5.00%, 2/15/2027 (a)	5,445	5,214
4.75%, 1/15/2028 (a)	19,600	18,420
3.38%, 1/15/2031 (a)	3,003	2,466
Summit Materials LLC
5.25%, 1/15/2029 (a)	1,738	1,625
7.25%, 1/15/2031 (a) (h)	2,228	2,243
		100,483
Capital Markets — 0.0% ^
Coinbase Global, Inc. 3.38%, 10/1/2028 (a)	1,507	1,213
Chemicals — 2.5%
Avient Corp. 7.13%, 8/1/2030 (a)	3,279	3,298
Axalta Coating Systems Dutch Holding B BV 7.25%, 2/15/2031 (a)	2,006	2,066

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Chemicals — continued
Axalta Coating Systems LLC
4.75%, 6/15/2027 (a)	10,023	9,502
3.38%, 2/15/2029 (a)	7,652	6,667
Chemours Co. (The)
5.75%, 11/15/2028 (a)	12,712	11,507
4.63%, 11/15/2029 (a)	7,755	6,516
CVR Partners LP 6.13%, 6/15/2028 (a)	4,512	4,140
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	7,018	6,236
INEOS Finance plc (Luxembourg) 6.75%, 5/15/2028 (a)	1,683	1,604
INEOS Quattro Finance 2 plc (United Kingdom) 9.63%, 3/15/2029 (a)	4,502	4,648
NOVA Chemicals Corp. (Canada)
5.00%, 5/1/2025 (a)	1,682	1,630
5.25%, 6/1/2027 (a)	18,151	16,339
8.50%, 11/15/2028 (a)	3,496	3,611
4.25%, 5/15/2029 (a)	3,907	3,085
Scotts Miracle-Gro Co. (The)
5.25%, 12/15/2026	3,376	3,216
4.50%, 10/15/2029	11,307	9,641
4.00%, 4/1/2031	10,236	8,215
4.38%, 2/1/2032	5,788	4,596
Trinseo Materials Operating SCA
5.38%, 9/1/2025 (a)	3,161	2,639
5.13%, 4/1/2029 (a)	7,239	2,812
WR Grace Holdings LLC
4.88%, 6/15/2027 (a)	7,039	6,703
5.63%, 8/15/2029 (a)	2,553	2,149
		120,820
Commercial Services & Supplies — 3.2%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	13,045	11,294
ADT Security Corp. (The)
4.13%, 8/1/2029 (a)	7,854	6,981
4.88%, 7/15/2032 (a)	10,447	9,155
Allied Universal Holdco LLC
6.63%, 7/15/2026 (a)	2,089	2,030
4.63%, 6/1/2028 (a)	9,060	7,862
APi Group DE, Inc.
4.13%, 7/15/2029 (a)	4,934	4,308
4.75%, 10/15/2029 (a)	3,913	3,502
Aramark Services, Inc. 5.00%, 2/1/2028 (a)	10,120	9,577
Brink's Co. (The) 4.63%, 10/15/2027 (a)	13,378	12,541
CoreCivic, Inc. 8.25%, 4/15/2026	9,068	9,249
Garda World Security Corp. (Canada)
4.63%, 2/15/2027 (a)	7,825	7,440
9.50%, 11/1/2027 (a)	670	646
6.00%, 6/1/2029 (a)	7,555	6,292
GEO Group, Inc. (The) 10.50%, 6/30/2028	3,800	3,832

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Commercial Services & Supplies — continued
GFL Environmental, Inc. (Canada)
4.00%, 8/1/2028 (a)	6,647	5,931
4.75%, 6/15/2029 (a)	11,860	10,832
4.38%, 8/15/2029 (a)	3,940	3,479
6.75%, 1/15/2031 (a)	2,866	2,891
Interface, Inc. 5.50%, 12/1/2028 (a)	7,000	6,291
Madison IAQ LLC
4.13%, 6/30/2028 (a)	3,281	2,915
5.88%, 6/30/2029 (a)	12,176	10,216
Prime Security Services Borrower LLC
5.75%, 4/15/2026 (a)	6,368	6,298
3.38%, 8/31/2027 (a)	5,339	4,830
Stericycle, Inc. 3.88%, 1/15/2029 (a)	5,766	5,084
Williams Scotsman, Inc. 7.38%, 10/1/2031 (a)	5,655	5,791
		159,267
Communications Equipment — 0.8%
CommScope Technologies LLC
6.00%, 6/15/2025 (a)	7,033	5,521
5.00%, 3/15/2027 (a)	9,944	4,226
CommScope, Inc.
6.00%, 3/1/2026 (a)	13,986	11,993
8.25%, 3/1/2027 (a)	13,340	6,637
4.75%, 9/1/2029 (a)	18,624	11,686
		40,063
Construction & Engineering — 0.8%
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	9,056	8,187
Global Infrastructure Solutions, Inc.
5.63%, 6/1/2029 (a)	6,383	5,335
7.50%, 4/15/2032 (a)	4,780	4,174
MasTec, Inc. 4.50%, 8/15/2028 (a)	13,701	12,347
Pike Corp.
5.50%, 9/1/2028 (a)	7,639	6,957
8.63%, 1/31/2031 (a)	1,892	1,913
		38,913
Construction Materials — 0.1%
Knife River Corp. 7.75%, 5/1/2031 (a)	2,410	2,475
Consumer Finance — 3.3%
Ford Motor Credit Co. LLC
4.69%, 6/9/2025	3,125	3,036
5.13%, 6/16/2025	22,765	22,254
3.38%, 11/13/2025	8,400	7,914
4.39%, 1/8/2026	14,087	13,506
6.95%, 3/6/2026	3,018	3,045
(SOFR + 2.95%), 8.34%, 3/6/2026 (f)	2,800	2,828
6.95%, 6/10/2026	4,083	4,129

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Finance — continued
4.54%, 8/1/2026	17,253	16,411
4.27%, 1/9/2027	14,683	13,789
4.13%, 8/17/2027	14,375	13,284
3.82%, 11/2/2027	13,852	12,593
2.90%, 2/16/2028	1,975	1,725
6.80%, 5/12/2028	2,000	2,035
2.90%, 2/10/2029	7,765	6,585
7.20%, 6/10/2030	2,281	2,358
4.00%, 11/13/2030	5,568	4,786
ILFC E-Capital Trust II (3-MONTH CME TERM SOFR + 2.06%), 7.46%, 12/21/2065 (a) (f)	16,298	12,459
OneMain Finance Corp.
6.88%, 3/15/2025	3,033	3,055
7.13%, 3/15/2026	8,071	8,138
3.50%, 1/15/2027	5,704	5,097
6.63%, 1/15/2028	775	753
4.00%, 9/15/2030	1,532	1,248
		161,028
Consumer Staples Distribution & Retail — 1.6%
Albertsons Cos., Inc.
3.25%, 3/15/2026 (a)	585	550
4.63%, 1/15/2027 (a)	4,480	4,304
5.88%, 2/15/2028 (a)	525	518
3.50%, 3/15/2029 (a)	13,075	11,588
4.88%, 2/15/2030 (a)	4,870	4,554
New Albertsons LP
7.75%, 6/15/2026	2,278	2,302
6.63%, 6/1/2028	1,704	1,621
7.45%, 8/1/2029	3,130	3,177
Performance Food Group, Inc.
5.50%, 10/15/2027 (a)	9,333	9,033
4.25%, 8/1/2029 (a)	10,573	9,456
Rite Aid Corp.
7.50%, 7/1/2025 (a) (b)	10,299	7,776
8.00%, 11/15/2026 (a) (b)	22,540	17,018
US Foods, Inc.
6.88%, 9/15/2028 (a)	2,333	2,365
4.75%, 2/15/2029 (a)	1,175	1,089
4.63%, 6/1/2030 (a)	4,670	4,214
		79,565
Containers & Packaging — 2.1%
Ardagh Metal Packaging Finance USA LLC 6.00%, 6/15/2027 (a)	311	302
Ardagh Packaging Finance plc 5.25%, 8/15/2027 (a)	31,065	22,809
Graham Packaging Co., Inc. 7.13%, 8/15/2028 (a)	3,888	3,422
LABL, Inc.
6.75%, 7/15/2026 (a)	14,955	14,215
10.50%, 7/15/2027 (a)	622	565

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Containers & Packaging — continued
Mauser Packaging Solutions Holding Co.
7.88%, 8/15/2026 (a)	29,300	29,106
9.25%, 4/15/2027 (a)	11,259	10,246
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	3,650	3,612
Pactiv Evergreen Group Issuer, Inc. 4.00%, 10/15/2027 (a)	7,207	6,594
TriMas Corp. 4.13%, 4/15/2029 (a)	5,856	5,091
Trivium Packaging Finance BV (Netherlands)
5.50%, 8/15/2026 (a) (i)	2,503	2,405
8.50%, 8/15/2027 (a) (i)	4,212	3,828
		102,195
Distributors — 0.2%
American Builders & Contractors Supply Co., Inc. 4.00%, 1/15/2028 (a)	2,625	2,416
Ritchie Bros Holdings, Inc. (Canada)
6.75%, 3/15/2028 (a)	2,278	2,320
7.75%, 3/15/2031 (a)	4,014	4,165
		8,901
Diversified Consumer Services — 0.1%
Service Corp. International
7.50%, 4/1/2027	820	836
3.38%, 8/15/2030	2,580	2,167
		3,003
Diversified REITs — 1.2%
VICI Properties LP
4.25%, 12/1/2026 (a)	16,880	15,903
5.75%, 2/1/2027 (a)	25,144	24,748
3.75%, 2/15/2027 (a)	7,841	7,260
3.88%, 2/15/2029 (a)	6,328	5,635
4.63%, 12/1/2029 (a)	4,491	4,064
		57,610
Diversified Telecommunication Services — 7.1%
Altice France Holding SA (Luxembourg)
10.50%, 5/15/2027 (a)	10,254	5,446
6.00%, 2/15/2028 (a)	3,390	1,369
Altice France SA (France)
5.50%, 1/15/2028 (a)	230	176
5.13%, 7/15/2029 (a)	11,787	8,430
5.50%, 10/15/2029 (a)	5,524	3,986
CCO Holdings LLC
5.13%, 5/1/2027 (a)	46,519	44,261
5.00%, 2/1/2028 (a)	41,106	38,520
5.38%, 6/1/2029 (a)	12,260	11,369
4.75%, 3/1/2030 (a)	49,587	43,397
4.50%, 8/15/2030 (a)	19,946	17,114
4.25%, 2/1/2031 (a)	27,083	22,593
4.75%, 2/1/2032 (a)	1,781	1,496

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Diversified Telecommunication Services — continued
4.25%, 1/15/2034 (a)	7,560	5,897
Embarq Corp. 8.00%, 6/1/2036	11,178	6,426
ESC Co., Escrow
8.50%, 10/15/2024 ‡ (b)	40,649	4
9.75%, 7/15/2025 ‡ (b)	8,659	1
Frontier Communications Holdings LLC
5.88%, 10/15/2027 (a)	727	683
5.00%, 5/1/2028 (a)	19,118	17,152
6.75%, 5/1/2029 (a)	2,056	1,741
5.88%, 11/1/2029	1,630	1,304
6.00%, 1/15/2030 (a)	1,631	1,307
8.75%, 5/15/2030 (a)	6,304	6,286
Intelsat Jackson Holdings SA (Luxembourg) 6.50%, 3/15/2030 (a)	54,889	50,864
Intelsat Jackson Holdings SA, Escrow (Luxembourg) 5.50%, 8/1/2023 ‡ (b)	29,162	3
Level 3 Financing, Inc.
4.63%, 9/15/2027 ‡ (a)	6,634	4,047
4.25%, 7/1/2028 ‡ (a)	9,435	5,284
3.63%, 1/15/2029 ‡ (a)	4,796	2,230
Lumen Technologies, Inc.
5.13%, 12/15/2026 (a)	31,704	15,535
4.00%, 2/15/2027 (a)	31,678	16,736
Series G, 6.88%, 1/15/2028	3,893	1,294
4.50%, 1/15/2029 (a)	3,305	792
5.38%, 6/15/2029 (a)	6,750	1,839
Telecom Italia Capital SA (Italy)
6.38%, 11/15/2033	2,364	2,216
6.00%, 9/30/2034	1,580	1,426
Virgin Media Secured Finance plc (United Kingdom) 4.50%, 8/15/2030 (a)	10,642	9,132
		350,356
Electric Utilities — 0.7%
NRG Energy, Inc.
5.75%, 1/15/2028	4,884	4,765
3.38%, 2/15/2029 (a)	5,229	4,475
5.25%, 6/15/2029 (a)	5,235	4,877
3.88%, 2/15/2032 (a)	393	321
7.00%, 3/15/2033 (a)	3,490	3,529
PG&E Corp. 5.00%, 7/1/2028	7,320	6,963
Vistra Operations Co. LLC
4.38%, 5/1/2029 (a)	2,984	2,694
7.75%, 10/15/2031 (a)	7,050	7,215
		34,839
Electrical Equipment — 0.7%
Regal Rexnord Corp.
6.05%, 2/15/2026 (a)	3,650	3,643
6.05%, 4/15/2028 (a)	7,435	7,315
6.30%, 2/15/2030 (a)	3,154	3,117

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electrical Equipment — continued
6.40%, 4/15/2033 (a)	4,412	4,348
Sensata Technologies BV 4.00%, 4/15/2029 (a)	16,484	14,795
		33,218
Electronic Equipment, Instruments & Components — 0.4%
Coherent Corp. 5.00%, 12/15/2029 (a)	20,897	18,912
Energy Equipment & Services — 1.0%
Archrock Partners LP
6.88%, 4/1/2027 (a)	5,032	4,986
6.25%, 4/1/2028 (a)	2,965	2,895
Diamond Foreign Asset Co. 8.50%, 10/1/2030 (a)	5,983	6,000
Nabors Industries Ltd. 7.25%, 1/15/2026 (a)	3,050	2,916
Nabors Industries, Inc. 5.75%, 2/1/2025	6,945	6,928
Precision Drilling Corp. (Canada)
7.13%, 1/15/2026 (a)	8,976	8,921
6.88%, 1/15/2029 (a)	1,568	1,482
Transocean Poseidon Ltd. 6.88%, 2/1/2027 (a)	8,830	8,718
Transocean Titan Financing Ltd. 8.38%, 2/1/2028 (a)	1,525	1,555
Transocean, Inc. 8.75%, 2/15/2030 (a)	2,351	2,401
Valaris Ltd. 8.38%, 4/30/2030 (a)	3,139	3,158
		49,960
Entertainment — 1.4%
AMC Entertainment Holdings, Inc. 10.00% (Cash), 6/15/2026 (a) (c)	3,310	2,672
Cinemark USA, Inc.
8.75%, 5/1/2025 (a)	2,829	2,850
5.25%, 7/15/2028 (a)	3,755	3,380
Live Nation Entertainment, Inc.
4.88%, 11/1/2024 (a)	7,300	7,218
5.63%, 3/15/2026 (a)	10,421	10,138
6.50%, 5/15/2027 (a)	20,308	20,302
4.75%, 10/15/2027 (a)	18,813	17,684
WMG Acquisition Corp. 3.75%, 12/1/2029 (a)	5,640	4,931
		69,175
Financial Services — 0.8%
Block, Inc.
2.75%, 6/1/2026	3,180	2,933
3.50%, 6/1/2031	3,387	2,835
Nationstar Mortgage Holdings, Inc.
5.50%, 8/15/2028 (a)	3,333	3,084
5.13%, 12/15/2030 (a)	6,022	5,204
5.75%, 11/15/2031 (a)	6,960	6,077
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	7,765	8,019
Rocket Mortgage LLC
2.88%, 10/15/2026 (a)	4,164	3,763

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Financial Services — continued
3.63%, 3/1/2029 (a)	5,241	4,603
4.00%, 10/15/2033 (a)	740	598
		37,116
Food Products — 0.6%
Lamb Weston Holdings, Inc. 4.13%, 1/31/2030 (a)	8,775	7,855
Post Holdings, Inc.
5.63%, 1/15/2028 (a)	600	584
5.50%, 12/15/2029 (a)	13,362	12,561
4.63%, 4/15/2030 (a)	11,016	9,842
		30,842
Gas Utilities — 0.3%
AmeriGas Partners LP
5.88%, 8/20/2026	4,212	4,113
5.75%, 5/20/2027	2,773	2,649
9.38%, 6/1/2028 (a)	3,599	3,692
Superior Plus LP (Canada) 4.50%, 3/15/2029 (a)	2,992	2,635
		13,089
Ground Transportation — 1.6%
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (a)	7,187	6,762
4.75%, 4/1/2028 (a)	7,200	6,524
5.38%, 3/1/2029 (a)	9,802	8,822
8.00%, 2/15/2031 (a)	5,290	5,170
EquipmentShare.com, Inc. 9.00%, 5/15/2028 (a)	10,128	9,976
Hertz Corp. (The)
7.13%, 8/1/2026 ‡ (b)	22,954	1,951
4.63%, 12/1/2026 (a)	7,697	6,784
5.00%, 12/1/2029 (a)	14,646	11,241
Hertz Corp. (The), Escrow
5.50%, 10/15/2024 ‡ (b)	6,563	197
6.00%, 1/15/2028 ‡ (b)	20,858	1,669
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (a)	2,326	2,086
Uber Technologies, Inc.
7.50%, 9/15/2027 (a)	6,033	6,144
4.50%, 8/15/2029 (a)	6,665	6,132
XPO, Inc. 6.25%, 6/1/2028 (a)	4,940	4,880
		78,338
Health Care Equipment & Supplies — 0.9%
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	13,251	12,394
Hologic, Inc. 3.25%, 2/15/2029 (a)	3,937	3,457
Medline Borrower LP
3.88%, 4/1/2029 (a)	20,001	17,752
5.25%, 10/1/2029 (a)	10,524	9,524
		43,127

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — 4.5%
180 Medical, Inc. (United Kingdom) 3.88%, 10/15/2029 (a)	1,918	1,673
Acadia Healthcare Co., Inc. 5.50%, 7/1/2028 (a)	11,080	10,615
AHP Health Partners, Inc. 5.75%, 7/15/2029 (a)	6,684	5,564
Community Health Systems, Inc.
8.00%, 3/15/2026 (a)	18,360	17,676
5.63%, 3/15/2027 (a)	4,105	3,663
6.00%, 1/15/2029 (a)	4,650	3,918
6.13%, 4/1/2030 (a)	4,017	2,243
5.25%, 5/15/2030 (a)	12,522	9,855
4.75%, 2/15/2031 (a)	4,465	3,276
DaVita, Inc.
4.63%, 6/1/2030 (a)	10,420	8,807
3.75%, 2/15/2031 (a)	20,911	16,370
Encompass Health Corp.
4.50%, 2/1/2028	20,406	19,072
4.75%, 2/1/2030	2,225	2,022
4.63%, 4/1/2031	3,642	3,197
Envision Healthcare Corp. 8.75%, 10/15/2026 ‡ (b)	10,925	—
Global Medical Response, Inc. 6.50%, 10/1/2025 (a)	12,075	8,935
Owens & Minor, Inc.
4.50%, 3/31/2029 (a)	9,604	8,223
6.63%, 4/1/2030 (a)	4,878	4,569
Radiology Partners, Inc. 9.25%, 2/1/2028 (a)	6,010	2,791
RP Escrow Issuer LLC 5.25%, 12/15/2025 (a)	4,086	3,159
Tenet Healthcare Corp.
4.88%, 1/1/2026	38,131	37,467
6.25%, 2/1/2027	7,486	7,454
5.13%, 11/1/2027	25,966	24,910
4.25%, 6/1/2029	1,374	1,231
6.13%, 6/15/2030	6,855	6,678
6.75%, 5/15/2031 (a)	8,421	8,430
		221,798
Health Care Technology — 0.2%
IQVIA, Inc.
5.00%, 10/15/2026 (a)	3,944	3,847
5.00%, 5/15/2027 (a)	4,361	4,222
6.50%, 5/15/2030 (a)	1,596	1,609
		9,678
Hotel & Resort REITs — 0.7%
RHP Hotel Properties LP
4.75%, 10/15/2027	17,635	16,748
7.25%, 7/15/2028 (a)	2,119	2,152
4.50%, 2/15/2029 (a)	16,459	14,846
		33,746
Hotels, Restaurants & Leisure — 4.4%
1011778 BC ULC (Canada) 4.00%, 10/15/2030 (a)	12,096	10,428

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
Acushnet Co. 7.38%, 10/15/2028 (a)	1,928	1,980
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	7,397	6,687
Caesars Entertainment, Inc.
6.25%, 7/1/2025 (a)	20,935	20,814
8.13%, 7/1/2027 (a)	7,333	7,471
4.63%, 10/15/2029 (a)	4,217	3,705
Carnival Corp.
5.75%, 3/1/2027 (a)	10,009	9,514
9.88%, 8/1/2027 (a)	600	627
4.00%, 8/1/2028 (a)	6,020	5,453
6.00%, 5/1/2029 (a)	3,114	2,865
7.00%, 8/15/2029 (a)	2,865	2,921
Carnival Holdings Bermuda Ltd. 10.38%, 5/1/2028 (a)	5,968	6,490
Cedar Fair LP
5.38%, 4/15/2027	2,245	2,189
5.25%, 7/15/2029	8,310	7,598
Hilton Domestic Operating Co., Inc.
5.75%, 5/1/2028 (a)	1,937	1,908
3.75%, 5/1/2029 (a)	1,387	1,246
4.88%, 1/15/2030	5,395	5,078
Hilton Worldwide Finance LLC 4.88%, 4/1/2027	5,272	5,127
Marriott Ownership Resorts, Inc. 4.50%, 6/15/2029 (a)	4,401	3,700
MGM Resorts International
6.75%, 5/1/2025	2,155	2,159
5.75%, 6/15/2025	1,261	1,254
4.63%, 9/1/2026	14,278	13,710
5.50%, 4/15/2027	3,235	3,134
Royal Caribbean Cruises Ltd.
11.63%, 8/15/2027 (a)	11,633	12,617
8.25%, 1/15/2029 (a)	5,292	5,517
9.25%, 1/15/2029 (a)	5,307	5,648
7.25%, 1/15/2030 (a)	4,366	4,447
Six Flags Entertainment Corp.
5.50%, 4/15/2027 (a)	1,712	1,637
7.25%, 5/15/2031 (a)	5,100	4,918
Station Casinos LLC 4.50%, 2/15/2028 (a)	17,122	15,486
Vail Resorts, Inc. 6.25%, 5/15/2025 (a)	13,811	13,771
Wynn Las Vegas LLC 5.50%, 3/1/2025 (a)	15,454	15,268
Wynn Resorts Finance LLC 5.13%, 10/1/2029 (a)	10,990	9,898
Yum! Brands, Inc. 4.63%, 1/31/2032	2,063	1,855
		217,120
Household Durables — 1.0%
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a)	13,604	13,158
Newell Brands, Inc.
5.20%, 4/1/2026 (i)	13,147	12,692
6.38%, 9/15/2027	4,876	4,758
6.63%, 9/15/2029	1,406	1,370

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Household Durables — continued
6.37%, 4/1/2036 (i)	1,985	1,753
Tempur Sealy International, Inc.
4.00%, 4/15/2029 (a)	10,947	9,475
3.88%, 10/15/2031 (a)	5,616	4,513
		47,719
Household Products — 1.3%
Central Garden & Pet Co.
4.13%, 10/15/2030	11,446	9,806
4.13%, 4/30/2031 (a)	775	654
Energizer Holdings, Inc.
6.50%, 12/31/2027 (a)	3,445	3,345
4.75%, 6/15/2028 (a)	17,876	15,979
4.38%, 3/31/2029 (a)	14,935	12,881
Spectrum Brands, Inc.
5.00%, 10/1/2029 (a)	4,874	4,497
5.50%, 7/15/2030 (a)	14,429	13,469
3.88%, 3/15/2031 (a)	2,802	2,392
		63,023
Independent Power and Renewable Electricity Producers — 0.2%
Calpine Corp.
5.25%, 6/1/2026 (a)	2,800	2,749
4.63%, 2/1/2029 (a)	2,354	2,132
5.00%, 2/1/2031 (a)	815	720
Vistra Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.74%), 7.00%, 12/15/2026 (a) (d) (e) (f)	6,765	6,427
		12,028
IT Services — 0.6%
Ahead DB Holdings LLC 6.63%, 5/1/2028 (a)	7,045	6,047
Arches Buyer, Inc.
4.25%, 6/1/2028 (a)	5,168	4,503
6.13%, 12/1/2028 (a)	1,874	1,604
Conduent Business Services LLC 6.00%, 11/1/2029 (a)	9,830	8,208
Gartner, Inc.
4.50%, 7/1/2028 (a)	161	151
3.63%, 6/15/2029 (a)	4,925	4,401
Presidio Holdings, Inc. 4.88%, 2/1/2027 (a)	4,790	4,632
		29,546
Leisure Products — 0.2%
Vista Outdoor, Inc. 4.50%, 3/15/2029 (a)	12,339	11,691
Machinery — 0.5%
ATS Corp. (Canada) 4.13%, 12/15/2028 (a)	3,017	2,662
Chart Industries, Inc.
7.50%, 1/1/2030 (a)	3,838	3,914
9.50%, 1/1/2031 (a)	1,020	1,089
Hillenbrand, Inc. 5.00%, 9/15/2026 (i)	1,165	1,145
Terex Corp. 5.00%, 5/15/2029 (a)	7,660	7,024

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Machinery — continued
Trinity Industries, Inc. 7.75%, 7/15/2028 (a)	5,355	5,462
Wabash National Corp. 4.50%, 10/15/2028 (a)	5,435	4,647
		25,943
Media — 8.9%
Altice Financing SA (Luxembourg) 5.75%, 8/15/2029 (a)	7,483	6,152
Audacy Capital Corp. 6.50%, 5/1/2027 (a)	32,380	405
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/2027 (a)	17,834	16,507
7.75%, 4/15/2028 (a)	8,845	7,250
9.00%, 9/15/2028 (a)	2,350	2,373
7.50%, 6/1/2029 (a)	13,562	10,689
CSC Holdings LLC
5.38%, 2/1/2028 (a)	15,087	12,827
7.50%, 4/1/2028 (a)	4,524	3,094
11.25%, 5/15/2028 (a)	3,256	3,250
6.50%, 2/1/2029 (a)	14,190	12,001
5.75%, 1/15/2030 (a)	10,678	6,033
4.50%, 11/15/2031 (a)	8,300	5,874
Diamond Sports Group LLC 5.38%, 8/15/2026 (a) (b)	8,271	196
Directv Financing LLC 5.88%, 8/15/2027 (a)	7,799	7,018
DISH DBS Corp.
5.88%, 11/15/2024	65,668	57,648
7.75%, 7/1/2026	23,998	14,324
5.25%, 12/1/2026 (a)	27,905	22,437
5.75%, 12/1/2028 (a)	4,637	3,434
DISH Network Corp. 11.75%, 11/15/2027 (a)	23,398	23,225
Gannett Holdings LLC 6.00%, 11/1/2026 (a)	3,128	2,747
GCI LLC 4.75%, 10/15/2028 (a)	16,567	14,873
Gray Escrow II, Inc. 5.38%, 11/15/2031 (a)	4,322	3,081
Gray Television, Inc.
7.00%, 5/15/2027 (a)	16,628	15,111
4.75%, 10/15/2030 (a)	1,286	918
iHeartCommunications, Inc.
6.38%, 5/1/2026	11,332	9,644
8.38%, 5/1/2027	18,977	13,282
5.25%, 8/15/2027 (a)	9,745	7,468
Liberty Interactive LLC 8.25%, 2/1/2030	1,784	706
McGraw-Hill Education, Inc. 5.75%, 8/1/2028 (a)	5,580	5,092
Midcontinent Communications 5.38%, 8/15/2027 (a)	5,463	5,083
News Corp.
3.88%, 5/15/2029 (a)	7,326	6,481
5.13%, 2/15/2032 (a)	2,220	2,006
Nexstar Media, Inc.
5.63%, 7/15/2027 (a)	28,754	27,225
4.75%, 11/1/2028 (a)	13,226	11,707
Outfront Media Capital LLC
5.00%, 8/15/2027 (a)	1,863	1,757

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Media — continued
4.25%, 1/15/2029 (a)	677	585
4.63%, 3/15/2030 (a)	1,715	1,473
7.38%, 2/15/2031 (a)	3,038	3,115
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a)	4,906	4,133
Sirius XM Radio, Inc.
5.00%, 8/1/2027 (a)	14,805	14,066
4.00%, 7/15/2028 (a)	9,251	8,266
5.50%, 7/1/2029 (a)	39,149	36,376
Stagwell Global LLC 5.63%, 8/15/2029 (a)	9,866	8,645
TEGNA, Inc. 5.00%, 9/15/2029	2,120	1,884
Univision Communications, Inc.
6.63%, 6/1/2027 (a)	1,745	1,720
8.00%, 8/15/2028 (a)	5,071	5,126
4.50%, 5/1/2029 (a)	2,888	2,534
7.38%, 6/30/2030 (a)	6,928	6,799
VZ Secured Financing BV (Netherlands) 5.00%, 1/15/2032 (a)	317	260
		436,900
Metals & Mining — 1.3%
Alcoa Nederland Holding BV
5.50%, 12/15/2027 (a)	6,842	6,569
6.13%, 5/15/2028 (a)	4,505	4,436
ATI, Inc.
5.88%, 12/1/2027	7,169	6,928
4.88%, 10/1/2029	3,082	2,758
7.25%, 8/15/2030	4,064	4,083
5.13%, 10/1/2031	2,310	2,033
Big River Steel LLC 6.63%, 1/31/2029 (a)	9,200	9,184
Carpenter Technology Corp.
6.38%, 7/15/2028	6,581	6,465
7.63%, 3/15/2030	1,513	1,536
Cleveland-Cliffs, Inc.
4.63%, 3/1/2029 (a)	8,550	7,684
6.75%, 4/15/2030 (a)	4,029	3,920
Novelis Corp.
4.75%, 1/30/2030 (a)	4,887	4,437
3.88%, 8/15/2031 (a)	1,649	1,388
United States Steel Corp. 6.88%, 3/1/2029	764	759
		62,180
Oil, Gas & Consumable Fuels — 8.8%
Antero Midstream Partners LP
7.88%, 5/15/2026 (a)	9,398	9,582
5.75%, 3/1/2027 (a)	5,655	5,533
5.75%, 1/15/2028 (a)	8,454	8,178
Antero Resources Corp.
8.38%, 7/15/2026 (a)	4,943	5,103
7.63%, 2/1/2029 (a)	3,522	3,607

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
5.38%, 3/1/2030 (a)	3,017	2,826
Ascent Resources Utica Holdings LLC 7.00%, 11/1/2026 (a)	6,742	6,649
Baytex Energy Corp. (Canada)
8.75%, 4/1/2027 (a)	9,349	9,591
8.50%, 4/30/2030 (a)	8,690	8,886
Blue Racer Midstream LLC 7.63%, 12/15/2025 (a)	4,070	4,111
Buckeye Partners LP
4.13%, 3/1/2025 (a)	2,835	2,761
4.13%, 12/1/2027	2,953	2,727
4.50%, 3/1/2028 (a)	6,011	5,484
California Resources Corp. 7.13%, 2/1/2026 (a)	9,224	9,280
Chesapeake Energy Corp.
5.50%, 2/1/2026 (a)	2,529	2,479
6.75%, 4/15/2029 (a)	14,104	14,054
Chord Energy Corp. 6.38%, 6/1/2026 (a)	10,555	10,487
Civitas Resources, Inc.
8.38%, 7/1/2028 (a)	9,034	9,253
8.63%, 11/1/2030 (a)	5,485	5,681
8.75%, 7/1/2031 (a)	5,645	5,842
CNX Midstream Partners LP 4.75%, 4/15/2030 (a)	1,540	1,341
CNX Resources Corp.
6.00%, 1/15/2029 (a)	2,964	2,826
7.38%, 1/15/2031 (a)	3,105	3,086
Comstock Resources, Inc.
6.75%, 3/1/2029 (a)	16,793	15,461
5.88%, 1/15/2030 (a)	4,231	3,670
Crescent Energy Finance LLC 9.25%, 2/15/2028 (a)	10,598	10,952
DT Midstream, Inc.
4.13%, 6/15/2029 (a)	6,681	5,998
4.38%, 6/15/2031 (a)	2,642	2,318
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028 (a)	12,192	11,881
Energy Transfer LP
8.00%, 4/1/2029 (a)	6,781	7,024
7.38%, 2/1/2031 (a)	2,680	2,755
EnLink Midstream LLC 6.50%, 9/1/2030 (a)	4,281	4,309
EnLink Midstream Partners LP Series C, (3-MONTH CME TERM SOFR + 4.37%), 9.78%, 1/8/2024 (d) (e) (f)	7,226	6,470
EQM Midstream Partners LP
6.00%, 7/1/2025 (a)	1,397	1,386
4.13%, 12/1/2026	1,555	1,469
7.50%, 6/1/2027 (a)	4,060	4,150
6.50%, 7/1/2027 (a)	5,670	5,679
4.50%, 1/15/2029 (a)	7,278	6,640
7.50%, 6/1/2030 (a)	2,783	2,872
4.75%, 1/15/2031 (a)	7,598	6,767
Genesis Energy LP
6.25%, 5/15/2026	2,533	2,480
8.00%, 1/15/2027	5,055	5,060

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
7.75%, 2/1/2028	3,501	3,458
8.25%, 1/15/2029	1,781	1,763
8.88%, 4/15/2030	3,930	3,996
Gulfport Energy Corp.
8.00%, 5/17/2026	4,317	4,371
8.00%, 5/17/2026 (a)	9,001	9,112
Gulfport Energy Operating Corp., Escrow
6.00%, 10/15/2024 ‡ (b)	10,250	26
6.38%, 5/15/2025 ‡ (b)	1,796	5
6.38%, 1/15/2026 ‡ (b)	8,845	22
Hess Midstream Operations LP
5.63%, 2/15/2026 (a)	5,345	5,278
4.25%, 2/15/2030 (a)	4,657	4,165
Hilcorp Energy I LP
6.25%, 11/1/2028 (a)	1,233	1,200
5.75%, 2/1/2029 (a)	1,130	1,062
6.00%, 4/15/2030 (a)	2,773	2,587
6.25%, 4/15/2032 (a)	2,307	2,131
Holly Energy Partners LP 5.00%, 2/1/2028 (a)	5,425	5,033
Howard Midstream Energy Partners LLC 8.88%, 7/15/2028 (a)	5,435	5,652
Kinetik Holdings LP 5.88%, 6/15/2030 (a)	2,564	2,442
NGL Energy Operating LLC 7.50%, 2/1/2026 (a)	3,141	3,153
NuStar Logistics LP
5.75%, 10/1/2025	992	985
6.00%, 6/1/2026	2,880	2,870
5.63%, 4/28/2027	7,468	7,352
Range Resources Corp.
8.25%, 1/15/2029	9,512	9,857
4.75%, 2/15/2030 (a)	5,120	4,670
Rockies Express Pipeline LLC 3.60%, 5/15/2025 (a)	5,000	4,788
SM Energy Co.
5.63%, 6/1/2025	5,345	5,270
6.75%, 9/15/2026	4,270	4,214
6.63%, 1/15/2027	4,338	4,268
6.50%, 7/15/2028	1,862	1,812
Southwestern Energy Co.
8.38%, 9/15/2028	6,200	6,412
5.38%, 2/1/2029	1,731	1,647
5.38%, 3/15/2030	7,006	6,643
4.75%, 2/1/2032	1,018	908
Summit Midstream Holdings LLC 9.00%, 10/15/2026 (a) (i)	4,421	4,394
Sunoco LP
4.50%, 5/15/2029	1,538	1,402
4.50%, 4/30/2030	10,353	9,305
Tallgrass Energy Partners LP
7.50%, 10/1/2025 (a)	11,714	11,781
6.00%, 3/1/2027 (a)	1,615	1,553

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
5.50%, 1/15/2028 (a)	3,910	3,607
6.00%, 12/31/2030 (a)	4,625	4,176
6.00%, 9/1/2031 (a)	7,682	6,888
Targa Resources Partners LP 6.88%, 1/15/2029	1,469	1,491
Venture Global LNG, Inc.
8.13%, 6/1/2028 (a)	10,091	10,005
9.50%, 2/1/2029 (a)	3,575	3,689
9.88%, 2/1/2032 (a)	3,575	3,664
Vital Energy, Inc.
10.13%, 1/15/2028	4,621	4,705
9.75%, 10/15/2030	2,574	2,579
		433,099
Paper & Forest Products — 0.0% ^
Glatfelter Corp. 4.75%, 11/15/2029 (a)	4,045	2,448
Passenger Airlines — 0.9%
American Airlines, Inc.
5.50%, 4/20/2026 (a)	12,552	12,357
5.75%, 4/20/2029 (a)	16,871	16,163
Mileage Plus Holdings LLC 6.50%, 6/20/2027 (a)	5,290	5,261
United Airlines, Inc. 4.38%, 4/15/2026 (a)	8,206	7,803
VistaJet Malta Finance plc (Switzerland) 9.50%, 6/1/2028 (a)	3,887	3,225
		44,809
Personal Care Products — 0.4%
Coty, Inc. 4.75%, 1/15/2029 (a)	4,115	3,831
Edgewell Personal Care Co.
5.50%, 6/1/2028 (a)	9,630	9,173
4.13%, 4/1/2029 (a)	4,332	3,822
Prestige Brands, Inc. 5.13%, 1/15/2028 (a)	2,516	2,391
		19,217
Pharmaceuticals — 3.6%
Bausch Health Americas, Inc.
9.25%, 4/1/2026 (a)	37,024	32,585
8.50%, 1/31/2027 (a)	4,545	2,241
Bausch Health Cos., Inc.
5.50%, 11/1/2025 (a)	40,002	34,852
9.00%, 12/15/2025 (a)	34,921	31,312
5.00%, 1/30/2028 (a)	5,505	2,038
4.88%, 6/1/2028 (a)	12,580	6,402
5.00%, 2/15/2029 (a)	10,285	3,595
6.25%, 2/15/2029 (a)	5,466	1,947
5.25%, 1/30/2030 (a)	8,054	2,884
5.25%, 2/15/2031 (a)	8,085	2,850
Catalent Pharma Solutions, Inc.
5.00%, 7/15/2027 (a)	3,674	3,469
3.13%, 2/15/2029 (a)	1,654	1,385

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Pharmaceuticals — continued
Elanco Animal Health, Inc. 6.65%, 8/28/2028 (i)	6,756	6,747
Endo Dac
5.88%, 10/15/2024 (a) (i)	5,067	3,224
9.50%, 7/31/2027 (a) (b)	5,416	406
6.00%, 6/30/2028 (a) (b)	4,621	335
Endo Luxembourg Finance Co. I SARL 6.13%, 4/1/2029 (a) (i)	7,570	4,864
Mallinckrodt International Finance SA
11.50%, 12/15/2028 (a) (b)	17,610	15,647
10.00%, 6/15/2029 (a) (b)	5,503	358
Organon & Co.
4.13%, 4/30/2028 (a)	12,728	11,302
5.13%, 4/30/2031 (a)	7,521	5,917
Par Pharmaceutical, Inc.
7.50%, 4/1/2027 (a) (b) (i)	5,402	3,403
8.50%, 4/1/2027 (a) (b) (i)	1,905	1,200
		178,963
Professional Services — 0.1%
Dun & Bradstreet Corp. (The) 5.00%, 12/15/2029 (a)	2,244	2,028
TriNet Group, Inc. 7.13%, 8/15/2031 (a)	4,838	4,886
		6,914
Real Estate Management & Development — 0.2%
Kennedy-Wilson, Inc. 4.75%, 3/1/2029	1,337	1,072
Realogy Group LLC
5.75%, 1/15/2029 (a)	3,790	2,703
5.25%, 4/15/2030 (a)	12,038	8,103
		11,878
Semiconductors & Semiconductor Equipment — 1.2%
ams-OSRAM AG (Austria)
7.00%, 7/31/2025 (a)	7,869	8,002
12.25%, 3/30/2029 (a)	4,985	5,084
Entegris Escrow Corp.
4.75%, 4/15/2029 (a)	8,907	8,415
5.95%, 6/15/2030 (a)	10,236	9,888
Entegris, Inc.
4.38%, 4/15/2028 (a)	7,124	6,648
3.63%, 5/1/2029 (a)	5,818	5,086
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	14,750	13,334
Synaptics, Inc. 4.00%, 6/15/2029 (a)	3,950	3,418
		59,875
Software — 1.0%
ACI Worldwide, Inc. 5.75%, 8/15/2026 (a)	3,540	3,481
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (a)	4,888	4,237
Clarivate Science Holdings Corp.
3.88%, 7/1/2028 (a)	4,720	4,259
4.88%, 7/1/2029 (a)	5,242	4,691

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Software — continued
NCR Voyix Corp.
5.00%, 10/1/2028 (a)	4,255	3,873
5.13%, 4/15/2029 (a)	7,542	6,907
RingCentral, Inc. 8.50%, 8/15/2030 (a)	5,775	5,753
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	15,463	14,964
		48,165
Specialized REITs — 0.3%
Iron Mountain, Inc.
5.00%, 7/15/2028 (a)	4,173	3,897
4.88%, 9/15/2029 (a)	6,112	5,566
4.50%, 2/15/2031 (a)	4,457	3,857
SBA Communications Corp. 3.13%, 2/1/2029	345	301
		13,621
Specialty Retail — 2.3%
Asbury Automotive Group, Inc.
4.50%, 3/1/2028	4,416	4,063
4.63%, 11/15/2029 (a)	6,963	6,271
4.75%, 3/1/2030	1,685	1,510
Bath & Body Works, Inc.
6.63%, 10/1/2030 (a)	4,643	4,596
6.88%, 11/1/2035	331	313
6.75%, 7/1/2036	2,199	2,045
Gap, Inc. (The) 3.63%, 10/1/2029 (a)	4,762	3,920
Lithia Motors, Inc. 3.88%, 6/1/2029 (a)	7,055	6,219
PetSmart, Inc.
4.75%, 2/15/2028 (a)	15,254	13,950
7.75%, 2/15/2029 (a)	7,336	6,915
Sonic Automotive, Inc. 4.63%, 11/15/2029 (a)	6,853	6,041
SRS Distribution, Inc.
4.63%, 7/1/2028 (a)	6,684	6,102
6.13%, 7/1/2029 (a)	3,971	3,507
6.00%, 12/1/2029 (a)	8,825	7,678
Staples, Inc.
7.50%, 4/15/2026 (a)	27,437	24,282
10.75%, 4/15/2027 (a)	15,404	10,019
White Cap Buyer LLC 6.88%, 10/15/2028 (a)	4,530	4,133
		111,564
Technology Hardware, Storage & Peripherals — 0.2%
Seagate HDD Cayman
8.25%, 12/15/2029 (a)	5,979	6,350
8.50%, 7/15/2031 (a)	1,060	1,133
		7,483
Textiles, Apparel & Luxury Goods — 0.0% ^
Hanesbrands, Inc. 9.00%, 2/15/2031 (a)	2,510	2,366

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Trading Companies & Distributors — 1.0%
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	3,780	3,671
Imola Merger Corp. 4.75%, 5/15/2029 (a)	16,787	15,252
United Rentals North America, Inc.
4.88%, 1/15/2028	4,045	3,890
5.25%, 1/15/2030	6,890	6,583
WESCO Distribution, Inc.
7.13%, 6/15/2025 (a)	8,110	8,122
7.25%, 6/15/2028 (a)	11,740	11,938
		49,456
Wireless Telecommunication Services — 0.1%
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	655	515
United States Cellular Corp. 6.70%, 12/15/2033	4,343	4,258
		4,773
Total Corporate Bonds (Cost $4,528,716)		4,136,821
Loan Assignments — 5.3% (f) (j)
Automobile Components — 0.2%
DexKo Global, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 9.40%, 10/4/2028	9,910	9,709
Beverages — 0.1%
Triton Water Holdings, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.90%, 3/31/2028	7,172	7,046
Building Products — 0.2%
Cabinetworks, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.25%), 9.90%, 5/17/2028	9,187	7,579
Chemicals — 0.2%
Ineos US Finance LLC, 1st Lien Term Loan B (Luxembourg) (1-MONTH CME TERM SOFR + 3.50%), 8.95%, 2/18/2030	5,885	5,829
Venator Materials Corp., 1st Lien Term Loan (3-MONTH SOFR + 8.00%), 9.00%, 10/12/2028	138	135
Venator Materials Corp., Term Loan (3-MONTH SOFR + 8.00%), 9.00%, 10/12/2028	4,601	4,491
		10,455
Commercial Services & Supplies — 0.2%
Madison IAQ LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 8.70%, 6/21/2028 (k)	9,104	8,967
Consumer Staples Distribution & Retail — 0.5%
Moran Foods LLC, 1st Lien Super Senior Delayed Term Loan (3-MONTH SOFR + 11.50%), 16.65%, 6/30/2026 ‡	6,664	6,664
Moran Foods, LLC, First Lien Term Loan
(2-MONTH SOFR + 2.00%), 12.74%, 6/30/2026 ‡	18,562	15,095
(3-MONTH CME TERM SOFR + 2.00%), 12.74%, 6/30/2026 ‡	7,521	4,671
		26,430
Containers & Packaging — 0.3%
Graham Packaging Co., Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 8.46%, 8/4/2027	8,522	8,496
LABL, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 5.00%), 10.45%, 10/29/2028	8,093	7,633
		16,129
Diversified Telecommunication Services — 0.1%
Numericable U.S. LLC, 1st Lien Term Loan B-14 (France) (3-MONTH CME TERM SOFR + 5.50%), 10.89%, 8/15/2028	6,924	5,899
Ground Transportation — 0.3%
First Student Bidco, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 8.65%, 7/21/2028	7,649	7,519

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Ground Transportation — continued
First Student Bidco, Inc., 1st Lien Term Loan C (3-MONTH CME TERM SOFR + 3.00%), 8.65%, 7/21/2028	2,875	2,826
First Student Bidco, Inc., Term Loan B (3-MONTH CME TERM SOFR + 4.00%), 9.49%, 7/21/2028	5,955	5,898
		16,243
Health Care Equipment & Supplies — 0.1%
Medline, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 8.46%, 10/23/2028	4,775	4,775
Health Care Providers & Services — 0.4%
Parexel International Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 8.69%, 11/15/2028	9,117	9,105
Syneos Health,Inc., 1st Lien Term Loan B (3-MONTH SOFR + 4.25%), 9.39%, 9/27/2030	3,350	3,271
U.S. Renal Care, 1st Lien Term Loan C (2-MONTH SOFR + 5.00%; 3-MONTH CME TERM SOFR + 5.00% ), 10.46%, 6/20/2028	11,544	8,196
		20,572
IT Services — 0.1%
Ahead DB Holdings LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 9.24%, 10/18/2027	2,552	2,521
Leisure Products — 0.3%
FGI Operating Co. LLC, 1st Lien Term Loan (3-MONTH SOFR + 11.00%), 5/16/2024 ‡ (b)	3,696	403
Hercules Achievement, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 5.00%), 10.46%, 12/15/2026	14,332	14,113
		14,516
Machinery — 0.1%
SPX Flow, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.50%), 9.95%, 4/5/2029	4,520	4,507
Media — 0.7%
Clear Channel Outdoor Holdings, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.50%), 9.14%, 8/21/2026	3,969	3,890
CSC Holdings LLC, Term Loan B-6 (1-MONTH CME TERM SOFR + 4.50%), 9.82%, 1/18/2028 (k)	3,930	3,781
DirectV Financing LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 5.00%), 10.64%, 8/2/2027	13,795	13,554
iHeartCommunications, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 8.46%, 5/1/2026	10,888	9,055
Shutterfly LLC, 2nd Lien Term Loan (3-MONTH CME TERM SOFR + 5.00%), 10.39%, 10/1/2027	5,197	3,487
		33,767
Passenger Airlines — 0.2%
AAdvantage Loyality IP Ltd., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.75%), 10.43%, 4/20/2028 (k)	7,980	8,090
Personal Care Products — 0.5%
Nestle Skin Health SA, Term Loan B (Luxembourg) (3-MONTH CME TERM SOFR + 3.50%), 9.24%, 10/1/2026	25,388	25,462
Software — 0.1%
Genesys Telecom Holdings US, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.00%), 9.46%, 12/1/2027	4,667	4,669
Specialty Retail — 0.7%
AppleCaramel Buyer LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 9.10%, 10/19/2027	697	696
Claire's Stores, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 6.50%), 11.95%, 12/18/2026 (l)	12,971	11,803
Petco Health & Wellness Co., Inc., Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.90%, 3/3/2028	11,889	11,225
PrimeSource, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.91%, 12/28/2027	5,560	5,353
Serta Simmons Bedding LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 7.50%), 12.82%, 6/29/2028	6,309	6,120
		35,197
Total Loan Assignments (Cost $278,995)		262,533

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 2.0%
Broadline Retail — 0.1%
Moran Foods Backstop Equity ‡ *	73,975	740
MYT Holding LLC ‡ *	5,623	1,968
		2,708
Chemicals — 0.2%
Venator Materials plc *	1,564,795	10,953
Communications Equipment — 0.0% ^
Goodman Networks, Inc. ‡ *	300	—
Diversified Telecommunication Services — 0.1%
Frontier Communications Parent, Inc. *	251	5,492
Windstream Holdings, Inc. ‡ *	14	144
		5,636
Financial Services — 0.0% ^
ACC Claims Holdings LLC ‡	7,076	18
Health Care Providers & Services — 0.0% ^
Envision Healthcare Corp. ‡ *	97	925
Machinery — 0.0% ^
SSB Equipment Co. Inc. ‡ *	395	—
Media — 0.1%
Clear Channel Outdoor Holdings, Inc. *	2,312	3,352
iHeartMedia, Inc., Class A *	273	715
National CineMedia, Inc. *	572	2,323
		6,390
Oil, Gas & Consumable Fuels — 0.4%
Chesapeake Energy Corp.	82	6,615
Chord Energy Corp.	25	4,001
EP Energy Corp. ‡ *	296	473
Gulfport Energy Corp. *	64	8,699
		19,788
Professional Services — 0.2%
NMG, Inc. ‡ *	89	9,986
Specialized REITs — 0.3%
VICI Properties, Inc.	393	11,741
Specialty Retail — 0.2%
Claire's Stores, Inc. ‡ *	17	5,262
Serta Simmons Bedding LLC ‡ *	394	4,702
		9,964
Wireless Telecommunication Services — 0.4%
Intelsat SA (Luxembourg) ‡ *	749	20,047
Total Common Stocks (Cost $95,656)		98,156

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Convertible Bonds — 0.7%
Media — 0.5%
DISH Network Corp.
2.38%, 3/15/2024	13,085	12,504
Zero Coupon, 12/15/2025	7,845	4,055
3.38%, 8/15/2026	18,645	8,437
Liberty Interactive LLC
4.00%, 11/15/2029	2,570	643
3.75%, 2/15/2030	4,448	1,112
		26,751
Oil, Gas & Consumable Fuels — 0.2%
Gulfport Energy Corp. 10.00% (Cash), 1/8/2024 ‡ (c) (d) (e)	1	7,234
Total Convertible Bonds (Cost $43,827)		33,985
	SHARES (000)
Convertible Preferred Stocks — 0.6%
Specialty Retail — 0.6%
Claire's Stores, Inc. ‡ * (Cost $3,724)	14	27,891
Exchange-Traded Funds — 0.2%
Fixed Income — 0.2%
iShares Broad USD High Yield Corporate Bond ETF (Cost $9,946)	280	9,965
Preferred Stocks — 0.2%
Broadline Retail — 0.2%
MYT Holding LLC Series A, 10.00%, 6/6/2029 ‡	13,477	7,918
Communications Equipment — 0.0% ^
Goodman Networks, Inc. ‡ *	358	—
Oil, Gas & Consumable Fuels — 0.0% ^
Gulfport Energy Corp. ‡ *	—	705
Total Preferred Stocks (Cost $14,233)		8,623
	NO. OF RIGHTS (000)
Rights — 0.1%
Diversified Telecommunication Services — 0.0% ^
Intelsat Jackson Holdings SA, expiring 12/5/2025 (Luxembourg) ‡ *	157	2
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp., expiring 12/31/2049 ‡ *	2,823	3,600
Total Rights (Cost $2)		3,602

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	NO. OF WARRANTS (000)	VALUE ($000)
Warrants — 0.0% ^
Media — 0.0% ^
Nmg Research Ltd. expiring 9/24/2027, price 1.00 USD (United Kingdom) ‡ * (Cost $1)	110	1,506
	SHARES (000)
Short-Term Investments — 5.0%
Investment Companies — 5.0%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 5.20% (m) (n) (Cost $243,317)	243,317	243,317
Total Investments — 98.3% (Cost $5,218,417)		4,826,399
Other Assets Less Liabilities — 1.7%		83,451
NET ASSETS — 100.0%		4,909,850

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
CME	Chicago Mercantile Exchange
ETF	Exchange Traded Fund
PIK	Payment In Kind
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Defaulted security.
(c)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(d)	Security is an interest bearing note with preferred security characteristics.
(e)
Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2023.

(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2023.
(g)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at November 30, 2023 is $5,692 or 0.12% of the Fund’s net
assets as of November 30, 2023.

(h)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(i)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2023.

(j)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(k)	All or a portion of this security is unsettled as of November 30, 2023. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(l)	Fund is subject to legal or contractual restrictions on the resale of the security.
(m)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(n)	The rate shown is the current yield as of November 30, 2023.

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2023.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Broadline Retail	$—	$—	$2,708	$2,708
Chemicals	10,953	—	—	10,953
Communications Equipment	—	—	— (a)	— (a)
Diversified Telecommunication Services	5,492	—	144	5,636
Financial Services	—	—	18	18
Health Care Providers & Services	—	—	925	925
Machinery	—	—	— (a)	— (a)
Media	6,390	—	—	6,390
Oil, Gas & Consumable Fuels	19,315	—	473	19,788
Professional Services	—	—	9,986	9,986
Specialized REITs	11,741	—	—	11,741
Specialty Retail	—	—	9,964	9,964
Wireless Telecommunication Services	—	—	20,047	20,047
Total Common Stocks	53,891	—	44,265	98,156
Convertible Bonds
Media	—	26,751	—	26,751
Oil, Gas & Consumable Fuels	—	—	7,234	7,234
Total Convertible Bonds	—	26,751	7,234	33,985
Convertible Preferred Stocks	—	—	27,891	27,891
Corporate Bonds
Aerospace & Defense	—	38,650	—	38,650
Automobile Components	—	209,873	—	209,873
Automobiles	—	8,916	—	8,916
Banks	—	29,647	—	29,647
Beverages	—	8,479	—	8,479
Biotechnology	—	10,222	—	10,222
Broadline Retail	—	30,523	—	30,523
Building Products	—	100,483	—	100,483
Capital Markets	—	1,213	—	1,213
Chemicals	—	120,820	—	120,820
Commercial Services & Supplies	—	159,267	—	159,267
Communications Equipment	—	40,063	—	40,063
Construction & Engineering	—	38,913	—	38,913
Construction Materials	—	2,475	—	2,475
Consumer Finance	—	161,028	—	161,028
Consumer Staples Distribution & Retail	—	79,565	—	79,565
Containers & Packaging	—	102,195	—	102,195
Distributors	—	8,901	—	8,901
Diversified Consumer Services	—	3,003	—	3,003
Diversified REITs	—	57,610	—	57,610
Diversified Telecommunication Services	—	338,787	11,569	350,356
Electric Utilities	—	34,839	—	34,839
Electrical Equipment	—	33,218	—	33,218

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Electronic Equipment, Instruments & Components	$—	$18,912	$—	$18,912
Energy Equipment & Services	—	49,960	—	49,960
Entertainment	—	69,175	—	69,175
Financial Services	—	37,116	—	37,116
Food Products	—	30,842	—	30,842
Gas Utilities	—	13,089	—	13,089
Ground Transportation	—	74,521	3,817	78,338
Health Care Equipment & Supplies	—	43,127	—	43,127
Health Care Providers & Services	—	221,798	— (a)	221,798
Health Care Technology	—	9,678	—	9,678
Hotel & Resort REITs	—	33,746	—	33,746
Hotels, Restaurants & Leisure	—	217,120	—	217,120
Household Durables	—	47,719	—	47,719
Household Products	—	63,023	—	63,023
Independent Power and Renewable Electricity Producers	—	12,028	—	12,028
IT Services	—	29,546	—	29,546
Leisure Products	—	11,691	—	11,691
Machinery	—	25,943	—	25,943
Media	—	436,900	—	436,900
Metals & Mining	—	62,180	—	62,180
Oil, Gas & Consumable Fuels	—	433,046	53	433,099
Paper & Forest Products	—	2,448	—	2,448
Passenger Airlines	—	44,809	—	44,809
Personal Care Products	—	19,217	—	19,217
Pharmaceuticals	—	178,963	—	178,963
Professional Services	—	6,914	—	6,914
Real Estate Management & Development	—	11,878	—	11,878
Semiconductors & Semiconductor Equipment	—	59,875	—	59,875
Software	—	48,165	—	48,165
Specialized REITs	—	13,621	—	13,621
Specialty Retail	—	111,564	—	111,564
Technology Hardware, Storage & Peripherals	—	7,483	—	7,483
Textiles, Apparel & Luxury Goods	—	2,366	—	2,366
Trading Companies & Distributors	—	49,456	—	49,456
Wireless Telecommunication Services	—	4,773	—	4,773
Total Corporate Bonds	—	4,121,382	15,439	4,136,821
Exchange-Traded Funds	9,965	—	—	9,965
Loan Assignments
Automobile Components	—	9,709	—	9,709
Beverages	—	7,046	—	7,046
Building Products	—	7,579	—	7,579
Chemicals	—	10,455	—	10,455
Commercial Services & Supplies	—	8,967	—	8,967
Consumer Staples Distribution & Retail	—	—	26,430	26,430
Containers & Packaging	—	16,129	—	16,129
Diversified Telecommunication Services	—	5,899	—	5,899
Ground Transportation	—	16,243	—	16,243

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Health Care Equipment & Supplies	$—	$4,775	$—	$4,775
Health Care Providers & Services	—	20,572	—	20,572
IT Services	—	2,521	—	2,521
Leisure Products	—	14,113	403	14,516
Machinery	—	4,507	—	4,507
Media	—	33,767	—	33,767
Passenger Airlines	—	8,090	—	8,090
Personal Care Products	—	25,462	—	25,462
Software	—	4,669	—	4,669
Specialty Retail	—	35,197	—	35,197
Total Loan Assignments	—	235,700	26,833	262,533
Preferred Stocks	—	—	8,623	8,623
Rights	—	—	3,602	3,602
Warrants	—	—	1,506	1,506
Short-Term Investments
Investment Companies	243,317	—	—	243,317
Total Investments in Securities	$307,173	$4,383,833	$135,393	$4,826,399

(a)	Amount rounds to less than one thousand.
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 28, 2023	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2023
Investments in Securities:
Common Stocks	$45,294	$1,628	$(8,444)	$—	$7,419	$(1,632)	$—	$—	$44,265
Convertible Bonds	3,490	—	3,744	—	—	—	—	—	7,234
Convertible Preferred Stocks	29,715	—	(1,824)	—	—	—	—	—	27,891
Corporate Bonds	8	17	(3,080)	42	1,272	(16)	17,196	—	15,439
Loan Assignments	403	—	(1,785)	4,335	24,593	(713)	—	—	26,833
Preferred Stocks	12,406	—	(3,783)	—	—	—	—	—	8,623
Rights	3,601	—	1	—	—	—	—	—	3,602
Warrants	3,389	—	(1,883)	—	—	—	—	—	1,506
Total	$98,306	$1,645	$(17,054)	$4,377	$33,284	$(2,361)	$17,196	$—	$135,393

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2023, which were valued using significant unobservable inputs (level 3) amounted to $(16,952).
There were no significant transfers into or out of level 3 for the period ended November 30, 2023.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at November 30, 2023	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$491	Terms of Exchange Offer / Restructuring	Expected Recovery	$0.00 - $1.60 ($1.60)
	- (b )	Market Comparable Companies	EBITDA Multiple (c)	5.0x (5.0x)

Common Stocks	491
	705	Term of Restructuring	Liquidation Preference	71.43x (71.43x)

Preferred Stocks	705
	403	Term of Restructuring	Expected Recovery	10.90% (10.90%)

Loan Assignments	403
	7,234	Term of Restructuring	Liquidation Preference	71.43x (71.43x)

Convertible Bonds	7,234
	1	Pending Distribution Amount	Expected Recovery	0.01 ($0.01)

Rights	1
Total	$8,834

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services.  At November 30, 2023, the value of these investments was $ 126,559. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Amount rounds to less than one thousand.
(c)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2023
Security Description	Value at February 28, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2023	Shares at November 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 5.20% (a) (b)	$12,389	$1,559,620	$1,328,692	$—	$—	$243,317	243,317	$5,250	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2023.